UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2010                                                     (Unaudited)

                                                                            Value
                                                               Shares       (000)
                                                            -----------   --------
COMMON STOCK (80.9%)
AUTOMOTIVE (10.7%)
   Drew Industries* .....................................       350,000   $  6,510
   Federal Mogul* .......................................       463,000      7,584
   Spartan Motors .......................................       825,000      4,950
                                                                          --------
                                                                            19,044
                                                                          --------
BASIC INDUSTRY (0.4%)
   Mueller Industries ...................................        30,000        738
                                                                          --------
ENERGY (16.5%)
   CE Franklin Ltd.* ....................................       800,000      5,240
   Core Laboratories ....................................        52,000      6,082
   Hercules Offshore* ...................................       350,000      1,365
   Petroplus Holdings*(1) ...............................       182,500      3,096
   Range Resources ......................................       190,000      8,740
   Weatherford International Ltd.* ......................       300,000      4,704
                                                                          --------
                                                                            29,227
                                                                          --------
FINANCIAL SERVICES (3.9%)
   American Safety Insurance Holdings Ltd.* .............       250,000      3,437
   Old Republic International ...........................       335,000      3,548
                                                                          --------
                                                                             6,985
                                                                          --------
FOOD (1.8%)
   Agrium ...............................................        58,000      3,268
                                                                          --------
INDUSTRIAL/MANUFACTURING (8.9%)
   Actuant, Cl A ........................................        67,400      1,131
   Allegheny Technologies ...............................       140,000      5,719
   Huntsman .............................................       480,000      5,851
   Mettler-Toledo International* ........................        24,000      2,339
   Neenah Paper .........................................        50,000        696
                                                                          --------
                                                                            15,736
                                                                          --------
MISCELLANEOUS CONSUMER (12.1%)
   Blyth ................................................        27,500        772
   Dorel Industries, Cl B ...............................       128,000      3,688
   Ethan Allen Interiors ................................        86,000      1,246
   Furniture Brands International* ......................       115,000        593
   Jarden ...............................................       300,000      9,144
   Prestige Brands Holdings* ............................       775,000      6,022
                                                                          --------
                                                                            21,465
                                                                          --------
PRINTING & PUBLISHING (6.6%)
   Cenveo* ..............................................       730,000      5,271
   RR Donnelley & Sons ..................................       325,000      6,441
                                                                          --------
                                                                            11,712
                                                                          --------
REAL ESTATE INVESTMENT TRUST (2.8%)
   Mack-Cali Realty .....................................       150,000      4,893
                                                                          --------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2010                                                     (Unaudited)

                                                              Shares/
                                                            Face Amount     Value
                                                               (000)        (000)
                                                            -----------   --------
SERVICES (11.0%)
   American Reprographics* ..............................       330,000   $  2,320
   ATC Technology* ......................................       300,000      6,561
   Moody's ..............................................       115,000      3,173
   United Stationers* ...................................       135,000      7,365
                                                                          --------
                                                                            19,419
                                                                          --------
TECHNOLOGY (2.8%)
   Polycom* .............................................       220,000      4,935
                                                                          --------
TELECOMMUNICATIONS (2.1%)
   Frontier Communications ..............................       500,000      3,805
                                                                          --------
TRANSPORTATION EQUIPMENT (1.3%)
   Commercial Vehicle Group* ............................       470,000      2,251
                                                                          --------
TOTAL COMMON STOCK
   (Cost $150,880) ......................................                  143,478
                                                                          --------
CORPORATE OBLIGATIONS (1.0%)
   Cenveo
      7.875%, 12/01/13 ..................................   $     1,350      1,289
   Mueller Industries
      6.000%, 11/01/14 ..................................           425        419
                                                                          --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,719) ........................................                    1,708
                                                                          --------
CASH EQUIVALENT (18.8%)
   Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
      (Cost $33,375) ....................................    33,374,515     33,375
                                                                          --------
TOTAL INVESTMENTS - (100.7%)
   (Cost $185,974) + ....................................                 $178,561
                                                                          ========

Percentages are based on Net Assets of $177,369 (000).

*    Non-income producing security.

(1)  Security is traded on a foreign stock exchange.

(2)  The rate shown is the 7-day effective yield as of January 31, 2010.

CL - CLASS

LTD. - LIMITED

+ At January 31, 2010, the tax basis cost of the Fund's investments was $185,974 (000) and the unrealized appreciation and depreciation were $30,919 (000) and $(38,332) (000), respectively.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

January 31, 2010                                                     (Unaudited)

The following is a summary of the investment classifications used as of January 31, 2010 in valuing the Fund's investments carried at value (000):

Investments in Securities          Level 1   Level 2   Level 3     Total
-------------------------         --------   -------   -------   --------
   Common Stock                   $143,478    $   --     $--     $143,478
   Corporate Obligations                --     1,708      --        1,708
   Cash Equivalent                  33,375        --      --       33,375
                                  --------    ------     ---     --------
Total Investments in Securities   $176,853    $1,708     $--     $178,561
                                  ========    ======     ===     ========

Amounts designated as "--" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-001-1300

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act") are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3 (d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010